LEASES - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 1,625
2023	1,670
2024	1,720
2025	983
Total	$ 5,998